EARNINGS PER SHARE (Tables)	12 Months Ended
Jun. 30, 2019
EARNINGS PER SHARE [Abstract]
Basic and Diluted Loss per Share
	2019	2018	2017
	US$ cents	US$ cents	US$ cents
Basic loss per share	(1.58)	(1.91)	(0.64)
Diluted loss per share	(1.58)	(1.91)	(0.64)

Income and Share Data Used in Calculations of Basic Earnings Per Share
	2019	2018	2017
	US$	US$	US$
The following reflects the income and share data used in the calculations of basic earnings per share:
Net loss	(9,822,626)	(9,957,817)	(2,639,428)
Earnings used in calculating basic and dilutive earnings per share	(9,822,626)	(9,957,817)	(2,639,428)

Weighted Average Number of Ordinary Shares Used in Calculating Basic and Dilutive Earnings Per Share
	Number of Ordinary Shares 2019	Number of Ordinary Shares 2018	Number of Ordinary Shares 2017

Weighted average number of Ordinary Shares used in calculating basic and dilutive earnings per share	621,391,730	520,222,133	409,976,775